BALANCE SHEETS (Parenthetical) - $ / shares	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	15,000,000	15,000,000	15,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	985,000,000	985,000,000	985,000,000
Common stock, shares issued	101,821,989	100,795,491	419,437,865
Common stock, shares outstanding	101,821,989	100,795,491	419,437,865
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	5,000,000	5,000,000	5,000,000
Preferred stock, shares outstanding	5,000,000	5,000,000	5,000,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	360,000	360,000	0
Preferred stock, shares outstanding	360,000	360,000	0